UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH  45202

(Name and address of agent for service)

Registrant's telephone number, including area code:  816.787.0718

Date of fiscal year end:   02/28/2015

Date of reporting period: 11/30/2014

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

SNOW FAMILY OF FUNDS
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

COMMON STOCK - 98.28%	Shares	Fair Value

Aerospace & Defense - 8.31%
Spirit AeroSystems Holdings, Inc. - Class A (a)	385	$16,597
Triumph Group, Inc.	205	13,952
		30,549

Auto Manufacturers - 3.18%
General Motors Co.	350	11,701

Banks - 9.82%
Bank of America Corp.	830	14,143
JPMorgan Chase & Co.	365	21,958
		36,101
Computers - 12.74%
Hewlett-Packard Co.	475	18,554
NCR Corp. (a)	460	13,639
NetApp, Inc.	345	14,680
		46,873

Hand & Machine Tools - 3.60%
Kennametal, Inc.	360	13,255

Healthcare - Services - 4.22%
Community Health Systems, Inc. (a)	330	15,536

Insurance - 20.68%
American International Group, Inc.	200	10,960
Genworth Financial, Inc. (a)	1,225	11,135
Hartford Financial Services Group, Inc./The	420	17,346
MetLife, Inc.	365	20,298
Voya Financial, Inc.	390	16,333
		76,072
Internet - 3.58%
Symantec Corp.	505	13,175

Machinery-Diversified - 3.96%
AGCO Corp.	345	14,556

Mining - 4.88%
Rio Tinto PLC - ADR	385	17,941

Oil & Gas - 5.19%
BP PLC - ADR	485	19,070

Pharmaceuticals - 3.33%
Teva Pharmaceutical Industries Ltd. - ADR	215	12,251

Retail - 12.27%
Abercrombie & Fitch Co.	320	9,232
Macy's, Inc.	245	15,903
Target Corp.	270	19,980
		45,115
Transportation - 2.52%
Tidewater, Inc.	300	9,273

TOTAL COMMON STOCK (Cost $329,352)		361,468

SNOW FAMILY OF FUNDS
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

	Shares	Fair Value
SHORT TERM INVESTMENTS - 2.07%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.03%(b) (Cost $7,621)	7,621	$7,621

TOTAL INVESTMENTS (Cost $336,973) - 100.35%		$369,089
LIABILITIES IN EXCESS OTHER ASSETS, NET - (0.35)%		(1,290)
NET ASSETS - 100%		$367,799

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

COMMON STOCK - 85.39%	Shares	Fair Value

Aerospace & Defense - 6.33%
Spirit AeroSystems Holdings, Inc. - Class A (a)	1,320	$56,905
Triumph Group, Inc.	670	45,600
		102,505

Auto Manufacturers - 4.07%
General Motors Co.	1,970	65,857

Banks - 7.83%
Bank of America Corp.	2,500	42,600
JPMorgan Chase & Co.	1,400	84,224
		126,824
Computers - 14.39%
Hewlett-Packard Co.	2,400	93,744
NCR Corp. (a)	2,260	67,009
NetApp, Inc.	1,700	72,335
		233,088

Hand & Machine Tools - 2.43%
Kennametal, Inc.	1,070	39,397

Healthcare - Services - 5.00%
Community Health Systems, Inc. (a)	1,720	80,978

Insurance - 12.85%
American International Group, Inc.	420	23,016
Genworth Financial, Inc. (a)	2,820	25,634
Hartford Financial Services Group, Inc./The	1,240	51,212
MetLife, Inc.	1,150	63,952
Voya Financial, Inc.	1,060	44,393
		208,207

Internet - 4.09%
Symantec Corp.	2,540	66,269

Machinery-Diversified - 2.61%
AGCO Corp.	1,000	42,190

Mining - 3.19%
Rio Tinto PLC - ADR	1,110	51,726

Oil & Gas - 5.88%
BP PLC - ADR	2,420	95,155

Pharmaceuticals - 4.15%
Teva Pharmaceutical Industries Ltd. - ADR	1,180	67,236

Retail - 9.29%
Abercrombie & Fitch Co.	720	20,772
Macy's, Inc.	1,030	66,857
Target Corp.	850	62,900
		150,529

Transportation - 3.28%
Tidewater, Inc.	1,720	53,165

TOTAL COMMON STOCK (Cost $1,424,699)		1,383,126

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS - 7.94%
Equity Funds - 7.94%
Consumer Staples Select Sector SPDR Fund	1,640	$80,852
Utilities Select Sector SPDR Fund	1,040	47,840
TOTAL EXCHANGE-TRADED FUNDS (Cost $118,895)		128,692

SHORT TERM INVESTMENTS - 2.84%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.03%(b) (Cost $46,036)	46,036	46,036

TOTAL INVESTMENTS (Cost $1,589,630) - 96.17%		$1,557,854
SECURITIES SOLD SHORT (Proceeds, $432,894) - (26.78)%		(433,800)
OTHER ASSETS LESS LIABILITIES, NET - 30.61%		495,786
NET ASSETS - 100%		$1,619,840

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

SECURITIES SOLD SHORT - (26.78)%
COMMON STOCK - (26.78)%	Shares	Fair Value

Agriculture - (1.56)%
Archer-Daniels-Midland Co.	(480)	$(25,286)

Building Materials - (1.48)%
Martin Marietta Materials, Inc.	(200)	(24,008)

Coal - (1.52)%
CONSOL Energy Inc	(630)	(24,652)

Commercial Services - (3.23)%
KAR Auction Services, Inc.	(750)	(25,988)
Vantiv, Inc. - Class A (a)	(780)	(26,317)
		(52,305)

Electric - (1.55)%
AES Corp./VA	(1,810)	(25,105)

Electronics - (1.60)%
Thermo Fisher Scientific, Inc.	(200)	(25,858)

Home Builders - (1.64)%
PulteGroup, Inc.	(1,230)	(26,605)

Media - (1.67)%
DISH Network Corp. - Class A (a)	(340)	(26,999)

Oil & Gas Services- (1.38)%
Dril-Quip, Inc. (a)	(280)	(22,330)

Pharmaceuticals - (1.60)%
Mead Johnson Nutrition Co.	(250)	(25,960)

Real Estate - (4.74)%
Brookdale Senior Living, Inc. (a)	(730)	(25,857)
CBRE Group, Inc. - Class A (a)	(760)	(25,642)
Realogy Holdings Corp. (a)	(550)	(25,311)
		(76,810)

Semiconductors - (1.62)%
Avago Technologies Ltd.	(280)	(26,152)

Telecommunications - (1.57)%
AT&T, Inc.	(720)	(25,474)

Transportation - (1.62)%
Con-way, Inc.	(530)	(26,256)

TOTAL COMMON STOCK SOLD SHORT (Proceeds $432,894)		$(433,800)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

COMMON STOCK - 94.91%	Shares	Fair Value

Aerospace & Defense - 5.11%
Spirit AeroSystems Holdings, Inc. - Class A (a)	200	$8,622
Triumph Group, Inc.	105	7,146
United Technologies Corp.	20	2,202
		17,970

Auto Manufacturers - 2.38%
Ford Motor Co.	150	2,359
General Motors Co.	180	6,017
		8,376

Banks - 14.66%
Bank of America Corp.	825	14,058
Citigroup, Inc.	120	6,476
Goldman Sachs Group, Inc./The	15	2,826
JPMorgan Chase & Co.	295	17,747
US Bancorp/MN	50	2,210
Wells Fargo & Co.	150	8,172
		51,489
Computers - 6.93%
Hewlett-Packard Co.	245	9,570
NCR Corp. (a)	240	7,116
NetApp, Inc.	180	7,659
		24,345
Cosmetics & Personal Care - 1.93%
Procter & Gamble Co./The	75	6,782

Electric - 2.84%
Dominion Resources, Inc./VA	25	1,814
Duke Energy Corp.	35	2,832
Exelon Corp.	50	1,809
NextEra Energy, Inc.	20	2,088
Southern Co./The	30	1,423
		9,966

Food - 0.67%
Mondelez International, Inc.	60	2,352

Hand & Machine Tools - 1.89%
Kennametal, Inc.	180	6,628

Healthcare - Services - 3.33%
Community Health Systems, Inc. (a)	175	8,239
UnitedHealth Group, Inc.	35	3,452
		11,691
Insurance - 13.15%
American International Group, Inc.	110	6,028
Berkshire Hathaway, Inc. - Class B (a)	45	6,691
Genworth Financial, Inc. (a)	620	5,636
Hartford Financial Services Group, Inc./The	215	8,880
MetLife, Inc.	190	10,566
Voya Financial, Inc.	200	8,376
		46,177
Internet - 2.08%
Symantec Corp.	280	7,305

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

COMMON STOCK - 94.91%	Shares	Fair Value

Machinery-Diversified - 2.10%
AGCO Corp.	175	$7,383

Mining - 2.59%
Rio Tinto PLC - ADR	195	9,087

Miscellaneous Manufacturing - 2.82%
Eaton Corp PLC	25	1,696
General Electric Co.	310	8,212
		9,908

Oil & Gas - 9.72%
BP PLC - ADR	245	9,633
Chevron Corp.	55	5,988
ConocoPhillips	35	2,312
Exxon Mobil Corp.	130	11,770
Occidental Petroleum Corp.	15	1,197
PBF Energy, Inc.	115	3,250
		34,150
Pharmaceuticals - 6.92%
Johnson & Johnson	70	7,578
Merck & Co., Inc.	75	4,530
Pfizer, Inc.	190	5,918
Teva Pharmaceutical Industries Ltd. - ADR	110	6,268
		24,294

Real Estate Investment Trusts - 0.49%
Annaly Capital Management, Inc.	150	1,728

Retail - 8.52%
Abercrombie & Fitch Co.	165	4,760
CVS Caremark Corp.	30	2,741
Macy's, Inc.	125	8,114
Target Corp.	140	10,360
Wal-Mart Stores, Inc.	45	3,939
		29,914

Semiconductors - 1.59%
Intel Corp.	150	5,587

Software - 1.09%
Microsoft Corp.	80	3,825

Telecommunications - 2.74%
AT&T, Inc.	135	4,776
Cisco Systems, Inc.	175	4,837
		9,613
Transportation - 1.36%
Tidewater, Inc.	155	4,791

TOTAL COMMON STOCK (Cost $295,685)		333,361

SHORT TERM INVESTMENTS - 5.45%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.03%(b) (Cost $19,153)	19,153	19,153

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

Fair Value

TOTAL INVESTMENTS (Cost $314,838) - 100.36%	$352,514
LIABILITIES IN EXCESS OTHER ASSETS, NET - (0.36)%	(1,257)
NET ASSETS - 100%	$351,257

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

COMMON STOCK - 95.54%	Shares	Fair Value

Auto Manufacturers - 2.74%
General Motors Co.	260	$8,692

Banks - 8.34%
Bank of America Corp.	690	11,758
JPMorgan Chase & Co.	245	14,739
		26,497
Chemicals - 6.25%
EI du Pont de Nemours & Co.	150	10,710
Mosaic Co./The	200	9,154
		19,864
Cosmetics & Personal Care - 2.28%
Procter & Gamble Co./The	80	7,234

Electric - 2.67%
Exelon Corp.	235	8,500

Environmental Control - 3.23%
Republic Services, Inc.	259	10,259

Food - 3.73%
Tyson Foods, Inc.	280	11,855

Forest Products & Paper - 3.22%
International Paper Co.	190	10,226

Hand & Machine Tools - 2.20%
Kennametal, Inc.	190	6,996

Healthcare - Services - 5.00%
Community Health Systems, Inc. (a)	190	8,945
Health Net, Inc./CA (a)	135	6,936
		15,881
Insurance - 14.98%
American International Group, Inc.	175	9,590
Hartford Financial Services Group, Inc./The	340	14,042
MetLife, Inc.	235	13,068
Voya Financial, Inc.	260	10,889
		47,589

Mining - 10.81%
Alcoa, Inc.	550	9,509
Freeport-McMoRan Copper & Gold, Inc.	300	8,055
Newmont Mining Corp.	355	6,532
Rio Tinto PLC - ADR	220	10,252
		34,348
Miscellaneous Manufacturing - 2.96%
General Electric Co.	355	9,404

Oil & Gas - 12.40%
BP PLC - ADR	255	10,027
Chevron Corp.	90	9,798
Devon Energy Corp.	165	9,730
Phillips 66	135	9,858
		39,413

SNOW FAMILY OF FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

COMMON STOCK - 95.54%	Shares	Fair Value

Oil & Gas Services - 1.49%
McDermott International, Inc. (a)	1,335	$4,739

Pharmaceuticals - 3.14%
Teva Pharmaceutical Industries Ltd. - ADR	175	9,972

Real Estate Investment Trusts - 2.72%
Highwoods Properties, Inc.	200	8,632

Retail - 7.38%
Target Corp.	175	12,950
Wal-Mart Stores, Inc.	120	10,505
		23,455

TOTAL COMMON STOCK (Cost $277,798)		303,556

SHORT TERM INVESTMENTS - 4.95%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.03%(b) (Cost $15,739)	15,739	15,739

TOTAL INVESTMENTS (Cost $293,537) - 100.49%		$319,295
LIABILITIES IN EXCESS OTHER ASSETS, NET - (0.49)%		(1,556)
NET ASSETS - 100%		$317,739

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

COMMON STOCK - 90.66%	Shares	Fair Value

Agriculture - 3.03%
Lorillard, Inc.	160	$10,102

Auto Manufacturers - 3.66%
General Electric Co.	365	12,202

Banks - 6.01%
Banco Santander SA - ADR	425	3,782
JPMorgan Chase & Co.	270	16,243
		20,025

Chemicals - 2.86%
Axiall Corp.	220	9,522

Computers - 5.40%
Hewlett-Packard Co.	275	10,741
NetApp, Inc.	170	7,234
		17,975

Electric - 2.61%
Exelon Corp.	240	8,681

Engineering & Construction - 1.24%
KBR, Inc.	245	4,126

Hand & Machine Tools - 2.16%
Kennametal, Inc.	195	7,180

Healthcare - Services - 3.43%
Quest Diagnostics, Inc.	175	11,429

Insurance - 11.70%
American International Group, Inc.	185	10,138
FBL Financial Group, Inc. - Class A	145	7,454
Hartford Financial Services Group, Inc./The	255	10,532
MetLife, Inc.	195	10,844
		38,968
Internet - 1.18%
Symantec Corp.	150	3,913

Machinery-Diversified - 3.12%
Deere & Co.	120	10,394

Mining - 2.45%
Rio Tinto PLC - ADR	175	8,155

Miscellaneous Manufacturing - 4.03%
Eaton Corp. PLC	100	6,783
General Electric Co.	250	6,622
		13,405

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

COMMON STOCK - 90.66% (continued)	Shares	Fair Value

Oil & Gas - 11.48%
BP PLC - ADR	190	$7,471
Devon Energy Corp.	140	8,256
Noble Corp PLC	210	3,778
Paragon Offshore PLC	800	2,904
PBF Energy, Inc.	360	10,174
Royal Dutch Shell PLC - ADR	85	5,645
		38,228
Pharmaceuticals - 2.05%
Teva Pharmaceutical Industries Ltd. - ADR	120	6,838

Real Estate Investment Trusts - 6.19%
Annaly Capital Management, Inc.	1,015	11,693
Chimera Investment Corp.	2,640	8,923
		20,616
Retail - 8.74%
Coach, Inc.	285	10,579
Target Corp.	150	11,100
Wal-Mart Stores, Inc.	85	7,441
		29,120
Savings & Loans - 2.77%
First Niagara Financial Group, Inc.	1,130	9,232

Software - 1.36%
Microsoft Corp.	95	4,542

Telecommunications - 5.19%
Rogers Communications, Inc. - Class B	140	5,634
Verizon Communications, Inc.	230	11,636
		17,270

TOTAL COMMON STOCK (Cost $285,604)		301,923

PREFERRED STOCK - 3.21%
Banks - 3.21%
Bank of America Corp.7.25%, Series L	9	10,696
TOTAL PREFERRED STOCK (Cost $11,381)		10,696

PARTNERSHIPS - 2.47%
Chemicals - 2.47%
Terra Nitrogen Co. LP	65	8,203
TOTAL PREFERRED STOCK (Cost $11,381)		8,203

SHORT TERM INVESTMENTS - 4.02%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.03%(b) (Cost $13,398)		13,398

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

Fair Value

TOTAL INVESTMENTS (Cost $319,574) - 100.36%	$334,220
LIABILITIES IN EXCESS OTHER ASSETS, NET - (0.36)%	(1,183)
NET ASSETS - 100%	$333,037

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

COMMON STOCK - 90.79%	Shares	Fair Value

Aerospace & Defense - 6.17%
Spirit AeroSystems Holdings, Inc. - Class A (a)	295	$12,717
Triumph Group, Inc.	130	8,848
		21,565

Auto Parts & Equipment - 2.96%
Johnson Controls, Inc.	155	7,750
TRW Automotive Holdings Corp. (a)	25	2,585
		10,335
Banks - 3.81%
KeyCorp	590	7,965
TCF Financial Corp.	345	5,354
		13,319

Biotechnology - 1.25%
Myriad Genetics, Inc. (a)	130	4,359

Chemicals - 2.48%
Axiall Corp.	200	8,656

Computers - 5.28%
NCR Corp. (a)	350	10,378
NetApp, Inc.	190	8,085
		18,463
Diversified Financial Services - 2.72%
Ally Financial, Inc. (a)	400	9,512

Electric - 2.07%
Exelon Corp.	200	7,234

Electronics - 4.36%
Avnet, Inc.	220	9,634
Jabil Circuit, Inc.	270	5,602
		15,236

Engineering & Construction - 1.61%
KBR, Inc.	335	5,641

Forest Products & Paper - 3.16%
International Paper Co.	205	11,033

Hand & Machine Tools - 2.85%
Kennametal, Inc.	270	9,941

Healthcare - Services - 5.93%
Anthem, Inc.(a)	30	3,837
Community Health Systems, Inc. (a)	200	9,416
Health Net, Inc./CA (a)	145	7,450
		20,703

Insurance - 10.07%
Assurant, Inc.	70	4,731
Genworth Financial, Inc. (a)	445	4,045
Hartford Financial Services Group, Inc./The	335	13,836
Voya Financial, Inc.	300	12,564
		35,176
Internet - 3.06%
Symantec Corp.	410	10,697

Leisure Time - 1.48%
Royal Caribbean Cruises Ltd.	70	5,162

SNOW FAMILY OF FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

COMMON STOCK - 90.79%	Shares	Fair Value

Machinery - Construction & Mining - 1.60%
Terex Corp.	195	$5,597

Machinery - Diversified - 2.42%
AGCO Corp.	200	8,438

Mining - 1.05%
Newmont Mining Corp.	200	3,680

Miscellaneous Manufacturing - 2.17%
Textron, Inc.	175	7,581

Oil & Gas - 8.37%
Chesapeake Energy Corp.	425	8,611
Devon Energy Corp.	180	10,615
PBF Energy, Inc.	355	10,032
		29,258

Real Estate Investment Trusts - 2.16%
Highwoods Properties, Inc.	175	7,553

Retail - 6.88%
Abercrombie & Fitch Co.	150	4,327
American Eagle Outfitters, Inc.	250	3,525
Big Lots, Inc.	75	3,810
Kohl's Corp.	50	2,981
Macy's, Inc.	145	9,412
		24,055
Savings & Loans - 3.07%
First Niagara Financial Group, Inc.	1,315	10,744

Semiconductors - 2.04%
Broadcom Corp.	165	7,116

Transportation - 1.77%
Tidewater, Inc.	200	6,182

TOTAL COMMON STOCK (Cost $284,732)		317,236

SHORT TERM INVESTMENTS - 9.59%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.03%(b) (Cost $33,515)	33,515	33,515

TOTAL INVESTMENTS (Cost $318,247) - 100.38%		$350,751
LIABILITIES IN EXCESS OTHER ASSETS, NET - (0.38)%		(1,329)
NET ASSETS - 100%		$349,422

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

Snow Family of Funds
NOTES TO THE SCHEDULES ON INVESTMENTS
November 30, 2014 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Snow Capital Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•
Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock and Exchange-Traded Funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Snow Family of Funds
NOTES TO THE SCHEDULES ON INVESTMENTS
November 30, 2014 (Unaudited)

The following table summarizes the inputs used to value the company's assets and liabilities measured at fair value as of November 30, 2014:

Categories (a)	Level 1	Level 2	Level 3	Total
Focused Value Fund:
Common Stock (b)	$361,468	-	-	$361,468
Short-Term Investments	7,621	-	-	7,621
Total Investments in Securities	369,089	-	-	369,089
Hedged Equity Fund:
Common Stock (b)	1,383,126	-	-	1,383,126
Exchange-Traded Funds (b)	128,692	-	-	128,692
Short-Term Investments	46,036	-	-	46,036
Total Investments in Securities	1,557,854	-	-	1,557,854
Common Stock – Sold Short (b)	433,800	-	-	433,800
Total Investments in Securities Sold Short	433,800	-	-	433,800
Market Plus Fund:
Common Stock (b)	333,361	-	-	333,361
Short-Term Investments	19,153	-	-	19,153
Total Investments in Securities	352,514	-	-	352,514
Inflation Advantaged Equities Fund:
Common Stock (b)	303,556	-	-	303,556
Short-Term Investments	15,739	-	-	15,739
Total Investments in Securities	319,295	-	-	319,295
Dividend Plus Fund:
Common Stock (b)	301,923	-	-	301,923
Preferred Stock (b)	10,696	-	-	10,696
Partnerships (b)	8,203	-	-	8,203
Short-Term Investments	13,398	-	-	13,398
Total Investments in Securities	334,220	-	-	334,220
Mid Cap Value Fund:
Common Stock (b)	317,236	-	-	317,236
Short-Term Investments	33,515	-	-	33,515
Total Investments in Securities	350,751	-	-	350,751

(a)
At November 30, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stock, preferred stock and exchange traded funds held in the Funds are Level 1 securities. For a detailed break-out of stocks by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as of November 30, 2014, from the valuation input levels used on February 28, 2014.

Snow Family of Funds
NOTES TO THE SCHEDULES ON INVESTMENTS
November 30, 2014 (Unaudited)

Exchange Traded Funds – A Fund may invest in Exchange Traded Funds (“ETFs”).  ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs.  By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Short Sales of Securities – A Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security.  To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs.  A Fund then sells the borrowed security to a buyer in the market.  A Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender.  Until the security is replaced, a Fund is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan.  In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security.  A Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale.  When a Fund makes a short sale, a Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on a Fund’s books and/or in a segregated account at a Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily.  To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of a Fund’s short position obligations.

In addition, a Fund may make short sales “against the box”, i.e., when a Fund sells a security short when a Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding.  A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Non-Diversified Funds – The Focused Value Fund and Hedged Equity Fund are non-diversified Funds.  Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities.  Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in these Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment.  When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

2.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2014 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Focused Value Fund:	$336,973	$50,789	$(18,673)	$32,116
Hedged Equity Fund	1,177,300	66,877	(120,123)	(53,246)
Market Plus Fund	314,838	48,801	(11,125)	37,676
Inflation Advantaged Equities Fund	293,537	42,138	(16,380)	25,758
Dividend Plus Fund	319,574	33,757	(19,111)	14,646
Mid Cap Value Fund	318,247	50,193	(17,689)	32,504

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Hedged Equity Fund is attributable primarily to the tax deferral of losses on wash sales.

Stringer Growth Fund
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 97.13%

EQUITY FUNDS - 97.13%
First Trust Multi Cap Value AlphaDEX Fund	105,705	$4,963,907
First Trust NASDAQ-100 Technology Index Fund	51,316	2,286,128
Vanguard FTSE All-World ex-US ETF	88,258	4,340,528
Vanguard Growth ETF	33,158	3,508,116
Vanguard Value ETF	66,039	5,593,503
Alerian MLP ETF	87,183	1,578,012
IQ Merger Arbitrage ETF	59,741	1,672,754
iShares MSCI All Country World Minimum Volatility ETF	81,118	5,681,505
iShares U.S. Healthcare ETF	15,939	2,332,673
SPDR S&P Transportation ETF	22,301	2,378,625
SPDR S&P Emerging Asia Pacific ETF	23,490	2,030,945
WisdomTree Europe Hedged Equity Fund	57,075	3,399,958
WisdomTree Japan Hedged Equity Fund	39,182	2,170,683
		41,937,337

TOTAL EXCHANGE-TRADED FUNDS (Cost $38,884,551)		41,937,337

SHORT TERM INVESTMENTS - 8.24%
Federated Government Obligations Fund - Institutional Shares, 0.01% (a) (Cost $3,558,616)	3,558,616	3,558,616

TOTAL INVESTMENTS (Cost $42,443,167) - 105.37%		$45,495,953
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (5.37)%		(2,317,095)
NET ASSETS - 100%		$43,178,858

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at November 30, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

Stringer Funds
Stringer Growth Fund
NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2014 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Snow Capital Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Stringer Funds
Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

SECURITIES VALUATIONS (continued)

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of November 30, 2014.

Stringer Growth Fund
Financial Instruments - Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$41,937,337	$-	$41,937,337
Money Market Funds	3,558,616	-	3,558,616
Totals	$45,495,953	$-	$45,495,953

(1)
As of and during the nine month period ended November 30, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the nine month period ended November 30, 2014.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the nine month period ended November 30, 2014, no securities were fair valued.

Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Non-Diversified Fund – The Fund is a non-diversified Fund. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2014 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$42,469,075	$3,184,349	$(157,471)	$3,026,878

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	360 Funds

By:
Name:	Randy Linscott
Title:	President
Date:	January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Name:	Randy Linscott
Title:	President
Date:	January 28, 2015

By:
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	January 28, 2015